Segment Reporting and Geographic Information	12 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Disclosure of operating segments [Text Block]
5. Segment Reporting and Geographic Information

Segment Reporting Structure

The four operating segments offer different products and services, and are managed separately because they require different skills, technology and marketing strategies. There is also a Group General Manager for each segment. Within each segment, further business unit analysis may be provided to management where there are significant differences in the nature of activities.

-	Agency. Includes rural Livestock trading activities, Export Livestock, Wool, Insurance, Real Estate and Finance Commission.

-	Retail and Water. Includes the Rural Supplies and Fruitfed retail operations, PGG Wrightson Water, AgNZ (Consulting), Agritrade and ancillary sales support, supply chain and marketing functions.

-
Seed and Grain (NZ).
 Includes Australasia Seed (New Zealand and Australian manufacturing and distribution of forage seed and turf), Grain (sale of cereal seed and grain trading), South America (various related activities in the developing seeds markets including the sale of pasture and crop seed and farm inputs, together with operations in the areas of livestock, real estate and irrigation), and other Seed and Grain (research and development, international, production and corporate seeds).

-	Other. Includes China.

Following is the Group’s operating segment financial information for the years indicated:

	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016
	USD'000	USD'000	USD'000
Revenue
Agency - all from external customers	142,809	140,592	153,006

Retail and Water - all from external customers	431,597	401,023	368,934
Seed & Grain
- External customers	274,806	265,822	268,991
- Intersegment	45,235	39,980	34,806
- Total Seed & Grain segment revenue	320,041	305,802	303,797
Other - all from external customers	10,906	14,035	15,357
Total segment revenue	905,353	861,452	841,094
Reconciliation - Intersegment revenue in Seed & Grain	(45,235)	(39,980)	(34,806)
Reconciliation - Regional Corporate (i)	534	742	1,391
Reconciliation - Central Corporate	-	1	-
Total consolidated revenue	860,652	822,215	807,679

(i) Mainly Revenue from discontinued operations.

Equity in earnings of investees
Agency	-	-	-
Retail and Water	-	-	-
Seed & Grain	(7,874)	1,783	(164)
Other	-	-	-
Total of reportable segments	(7,874)	1,783	(164)
Reconciliation - Regional Corporate	-	-	-
Reconciliation - Central Corporate	-	-	-
Total consolidated equity in earnings of investees	(7,874)	1,783	(164)

Operating income (loss)
Agency	13,547	12,031	11,346
Retail and Water	13,822	11,835	12,333
Seed & Grain	5,880	22,037	25,116
Other	(6,111)	(5,779)	(2,578)
Total of reportable segments	27,138	40,124	46,217
Reconciliation - Regional Corporate (i)	(8,689)	(7,969)	(8,030)
Reconciliation - Central Corporate (ii)	(10,450)	(12,811)	(11,890)
Total consolidated operating income	7,999	19,344	26,297

(i)	Included operating loss derived from un-allocated corporate employee expenses, professional service fees, directors’ fees and other general and administrative expenses of the regional headquarter.
(ii)	Included operating loss derived from un-allocated corporate employee expenses, professional service fees, directors’ fees and other general and administrative expenses of Agria’s headquarter.

	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016
	USD'000	USD'000	USD'000
Depreciation and amortization
Agency	(773)	(806)	(843)
Retail and Water	(2,205)	(1,239)	(998)
Seed & Grain	(5,179)	(4,698)	(3,815)
Other	(1,706)	(841)	(815)
Total of reportable segments	(9,863)	(7,584)	(6,471)
Reconciliation - Regional Corporate (i)	(1,947)	(1,676)	(1,359)
Reconciliation - Central Corporate (ii)	(29)	(48)	(118)
Total consolidated depreciation and amortization	(11,839)	(9,308)	(7,948)

(i)	Included depreciation and amortization of un-allocated Corporate fixed assets and intangible assets in regional headquarter.
(ii)	Included depreciation and amortization of un-allocated Corporate fixed assets and intangible assets in Agria’s headquarter.

Non-cash items included in segment profits and loss, not including depreciation and amortization
Agency	(7,056)	(5,129)	(3,563)
Retail and Water	(12,029)	(9,265)	(6,398)
Seed & Grain	(12,996)	(1,938)	(5,808)
Other	(5,021)	(3,474)	(3,039)
Total of reportable segments non-cash items included in segment profit and loss, not including depreciation and amortization	(37,102)	(19,806)	(18,808)

Note: Non-cash items include bad debt expense, inventories write-downs, tax movement, fair value adjustment, and other non-cash items.

Net financial income and expenses
Agency	(988)	337	(265)
Retail and Water	274	194	(874)
Seed & Grain	(5,170)	(2,944)	(2,577)
Other	(388)	(827)	(1,234)
Total of reportable segments	(6,272)	(3,240)	(4,950)
Reconciliation - Regional Corporate (i)	(4,199)	(1,979)	(3,305)
Reconciliation - Central Corporate (ii)	(4,903)	(4,314)	(5,062)
Total consolidated net interest (income) and finance costs	(15,374)	(9,533)	(13,317)

(i)	Included financial cost on loans for corporate operation and fixed assets in regional headquarter.
(ii)	Included financial cost on loans for corporate operation and fixed assets in Agria’s headquarter.

Income tax (expense) / income
Agency	(3,109)	(2,975)	(4,031)
Retail and Water	(3,073)	(3,750)	(5,444)
Seed & Grain	(6,320)	(5,359)	(6,880)
Other	-	(1)	(1)
Total of reportable segments	(12,502)	(12,085)	(16,356)
Reconciliation - Regional Corporate (i)	3,890	3,093	9,394
Reconciliation - Central Corporate	(1)	-	-
Total consolidated income tax expense	(8,613)	(8,992)	(6,962)

(i)	Included income tax credit which not able to allocated to segment, but allocated to regional headquarter.

	Year ended June 30, 2018	Year ended June 30, 2017	Year ended June 30, 2016
	USD'000	USD'000	USD'000
Expenditure for additions to long lived assets
Agency	2,287	1,243	969
Retail and Water	6,899	3,736	3,199
Seed & Grain	9,401	8,489	24,651
Other	1,021	1,194	1,105
Total of reportable segments	19,608	14,662	29,924
Reconciliation - Regional Corporate (i)	2,368	1,356	2,150
Reconciliation - Central Corporate (ii)	1	2	178
Total consolidated expenditure for additions to long lived assets	21,977	16,020	32,252

(i)	Included expenditure for additions of corporate fixed assets in the regional headquarter.
(ii)	Included expenditure for additions of corporate fixed assets in Agria’s headquarter.

	As at June 30, 2018	As at June 30, 2017
	USD'000	USD'000
Segment assets
Agency	109,253	106,613
Retail and Water	102,515	100,847
Seed & Grain	283,402	284,877
Other	61,805	64,589
Total of reportable segments	556,975	556,926
Reconciliation - Regional Corporate (i)	14,208	22,394
Reconciliation - Central Corporate (ii)	(34,593)	(32,736)
Total consolidated assets	536,590	546,584

(i)	Included assets held for sale, cash held at bank, deferred tax assets and other assets associated with corporate activities of regional headquarter.
(ii)	Included cash held at bank and other assets associated with corporate activities of Agria’s headquarter.

Investment in investees
Agency	-	-
Retail and Water	-	-
Seed & Grain	5,086	15,314
Other	-	-
Total of reportable segments	5,086	15,314
Reconciliation - Regional Corporate (i)	40	59
Reconciliation - Central Corporate	-	-
Total consolidated investment in investees	5,126	15,373

(i)	Included investment in investees that are not related to current existing segments.

Segment liabilities
Agency	(59,022)	(52,260)
Retail and Water	(58,136)	(52,862)
Seed & Grain	(111,125)	(137,224)
Other	(41,495)	(38,620)
Total of reportable segments	(269,778)	(280,966)
Reconciliation - Regional Corporate (i)	(93,438)	(60,155)
Reconciliation - Central Corporate (ii)	(31,782)	(31,943)
Total consolidated liabilities	(394,998)	(373,064)

(i)	Included bank debt, net defined benefit pension liability, accrual of expense for professional service and other liabilities associated with corporate activities of regional headquarter.
(ii)	Included bank debt, accrual of expense for professional service and other liabilities associated with corporate activities of Agria’s headquarter.

Geographical Information

The Group operates predominantly in New Zealand with some operations in Australia, South America and China.

The Australian and South American business units facilitate the export sales and services of New Zealand operations in addition to their own seed trading operations.

In presenting information on the basis of geographical location, revenue is based on the geographical location of operations and non-current assets are based on the geographical location of the assets.

The Group’s consolidated revenue by geographical location for the years ended June 30, 2018, 2017 and 2016 are detailed below.

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
New Zealand	715,847	680,760	655,860
Australia	54,129	56,466	57,660
Uruguay	69,103	59,785	68,144
Other South American countries	10,667	11,169	10,658
China	10,906	14,035	15,357
	860,652	822,215	807,679

The Group’s consolidated non-current assets (excluding financial instruments and deferred tax assets) by geographical location are detailed below.

	As of June 30,
	2018	2017
	(US$’000)	(US$’000)
New Zealand	61,277	62,859
Australia	10,370	10,730
Uruguay	26,389	34,547
China	4,976	10,177
	103,012	118,313